Label	Element	Value
SharePurchaseWarrants[Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	us-gaap_ShareBasedCompensationArrangementByShareBasedPaymentAwardOptionsOutstandingWeightedAverageExercisePrice	$ 1.83